Other Gains, Net - Summary of Other Gains, Net (Detail) - CLP ($) $ in Thousands		12 Months Ended
	Feb. 07, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Gain And Loss [Line Items]
Gain on sale of land		$ 7,626,100
Other		150,857	$ 165,956	$ (191,766)
Total other gains, net		113,088,869	121,490,974	4,015,401
Electrogas S.A. [Member]
Disclosure Of Other Gain And Loss [Line Items]
Gain on disposal of Electrogas,Sociedad Concesionaria Tunel El Melon S.A. and GNL Quintero	$ 105,311,912	$ 105,311,912
Sociedad Concesionaria Tunel El Melon S.A.
Disclosure Of Other Gain And Loss [Line Items]
Gain on disposal of Electrogas,Sociedad Concesionaria Tunel El Melon S.A. and GNL Quintero				4,207,167
GNL Quintero [Member]
Disclosure Of Other Gain And Loss [Line Items]
Gain on disposal of Electrogas,Sociedad Concesionaria Tunel El Melon S.A. and GNL Quintero			$ 121,325,018	$ 0